STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule fair value of options granted

	Weighted Average Exercise Price per share $	Options (Number)	Weighted Average Remaining Contractual Life (Years)
As at January 1, 2022	2.61	2,332,500
Granted	-	-
Exercised	-	-
Forfeited	-	-
As at December 31, 2022	2.61	2,332,500	1.68

As at January 1, 2023	2.61	2,332,500
Granted	0.92	1,153,000
Exercised	1.01	(316,000)
Forfeited / Expired	2.94	(275,000)
As at December 31, 2023	2.08	2,894,500	2.22
Exercisable as at December 31, 2023	2.39	1,795,219	1.40

Schedule of number of share options and the weighted average exercise price outstanding

	Weighted Average Exercise Price per share $	Options (Number)	Weighted Average Remaining Contractual Life (Years)
As at January 1, 2024	2.08	2,894,500	2.22
Granted	0.42	10,000
Exercised	-	-
Forfeited / Expired	1.27	(228,750)
As at March 31, 2024	2.14	2,675,750	2.06
Exercisable as at March 31, 2024	2.40	1,824,547	1.45

Attribute
Share price at date of grant	$0.43 - $1.28
Expected term (in years)	3 - 4
Risk free rate	3.74% - 4.65%
Expected volatility	106% - 133%
Expected dividend yield	0
Grant date fair value of options	$0.28 - $1.02